Share-Based Compensation	12 Months Ended
Dec. 31, 2014
Share-Based Compensation

11. Share-Based Compensation

During 2008, the Company’s Board adopted the 2008 Restricted Stock Plan (the “2008 Plan”), which entitled officers, employees, consultants and directors of the Company to receive grants of restricted stock of the Company’s common stock. This 2008 Plan is administered by the Board or a committee of the Board. A holder of restricted stock, awarded under the Plan, shall have the same voting and dividend rights as the Company’s other common stockholders in relation to those shares.

Prior to closing of the Company’s initial public offering in November 2013, this Plan was frozen such that new awards will no longer be issued thereunder. However, any outstanding awards issued prior to the Plan being frozen shall continue to remain outstanding and extend beyond the date the Plan was frozen. Any future equity incentive awards will be granted under the new 2013 Long Term Incentive Plan entered into prior to the closing of the Company’s initial public offering.

In 2013, the Company granted 60,000 shares under the 2008 Plan, with a weighted average value of $10.00 per share, to the Chief Executive of the Company on March 31, 2013 and between April 7, 2013 and April 11, 2013 a further 42,117 shares were granted to the officers and management of the Company with a weighted average value of $10.04 per share. All these shares vest on the third anniversary of the grant date. The fair value of the restricted stock is calculated by multiplying the number of shares by the deemed calculated share value at the grant date.

During the year to December 31, 2013, 258,000 shares of those previously awarded under the 2008 Plan vested with a total fair value of $6,950,520. A further 61,350 shares awarded under the 2008 Plan vested during the year to December 31, 2014 at a fair value of $1,802,463.

Using the straight-line method of expensing the restricted stock grants, the weighted average estimated value of the shares calculated at the date of grant is recognized as compensation costs in the Statement of Income over the period to the vesting date.

During 2014, the Company recognized $728,616 in share-based compensation costs (2013: $728,589) recognized in general and administrative costs. At December 31, 2014, there was a total of $686,170 unrecognized compensation costs relating to the expected future vesting of share-based awards (December 31, 2013: $948,311) which are expected to be recognized over a weighted average period of 0.88 years (December 31, 2013: 1.53 years).

Restricted share grant activity for the years ended December 31, 2013 and December 31, 2014 was as follows:

	Number of non- vested restricted shares	Weighted average grant date fair value	Weighted average remaining contractual term	Aggregate intrinsic value
Balance as of January 1, 2012	439,350	$5.37	1.42 years	$3,661,250
Granted	80,298	7.44
Vested	(150,000)	5.50

Balance as of December 31, 2012	369,648	$5.76	0.93 years	$3,696,480
Granted	102,117	10.00
Vested	(258,000)	5.26

Balance as of December 31, 2013	213,765	$8.40	1.53 years	$5,758,829
Granted	19,848	23.50
Vested	(61,350)	6.39

Balance as of December 31, 2014	172,263	$8.50	0.88 years	$3,627,859

The 2013 Long Term Incentive Plan (“2013 Plan”) is administered by Compensation Committee with certain decisions subject to approval of our Board. The maximum aggregate number of common shares that may be delivered pursuant to options or awards granted under the Plan is 3,000,000 shares of common stock. A holder of restricted stock, awarded under the Plan, shall have the same voting and dividend rights as the Company’s other common stockholders in relation to those shares.

On April 14, 2014, the Company granted 12,348 shares under the 2013 Plan, with a value of $24.29 per share to certain members of the Board of Directors and on November 21, 2014 a further 5,000 shares were granted to the Board of Directors with a weighted average value of $23.50. All of these shares vest on the first anniversary of the grant date.

On December 1, 2014 the company granted 2,500 shares under the 2013 Plan to officers and management of the Company with a weighted average value of $19.59 per share. These shares vest on the third anniversary of the grant date.

On April 14, 2014 the Company granted 197,055 share options under the 2013 Plan, with a weighted average value of $7.45 per share to officers and employees of the Company. On October 14, 2014 the Company granted 30,000 share options under the 2013 Plan, with a weighted average value of $6.23 per share to officers and employees of the Company. All options are not exercisable until the third anniversary of the grant date and can be exercised up to tenth anniversary of the date of grant. The fair value of each option is calculated on the date of grant based on the Black-Scholes valuation model using the assumptions listed in the table below. Expected volatilities are based on the historic volatility of the Company’s stock price and other factors. The Company does not currently pay dividends and it is assumed this will not change. As these are the first options granted by the Company, the expected term of option granted is anticipated to be the mid-point of the exercisable period. The risk free rate is the rate adopted from the U.S. Government Zero Coupon Bond.

Assumptions used to determine the fair value of options granted during the year ended December 31, 2014 were as follows:

Grant Date	April 14, 2014	October 14, 2014
Expected volatility	25.0%	35.0%
Expected dividend yield	0.0%	0.0%
Expected term (in years)	6.5	4 - 6.5
Risk free rate	2.17%	1.25% - 1.74%

Options granted during the year ended December 31, 2014 were as follows:

Options	Number of non- vested restricted options	Weighted average exercise price	Weighted average remaining contractual term	Aggregate intrinsic value
Balance as of January 1, 2014	—	—	—	—
Granted April 14, 2014	197,055	$24.29	9.29	—
Granted October 14, 2014	30,000	23.18	9.79	—
Forfeited during the year	(4,000)	23.18	—	—
Vested	—	—	—	—

Balance as of December 31, 2014	223,055	$24.16	9.35	—

At December 31, 2014, the Company recognized $393,689 in share-based compensation costs relating to options granted under the 2013 Plan, recognized in general and administrative costs. At December 31, 2014, there was $1,271,473 of total unrecognized compensation costs related to non-vested options under the 2013 Plan. This cost is expected to be recognized over a weighted average period of 2.35 years.